REGULATORY REQUIREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Regulatory requirements
Minimum net capital requirement	$ 250	$ 250
Moelis US
Regulatory requirements
Net capital	83,828	101,690	133,620
Net capital in excess of required net capital	83,578	101,440	133,370
Moelis UK
Regulatory requirements
Net capital	37,952	42,344	27,337
Net capital in excess of required net capital	$ 37,889	$ 42,275	$ 27,270